Schedule of Restricted Stock Units Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 15, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Vested, Granted	1,064,549	1,064,549	1,064,549
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, outstanding at end of year			2,399,997
Number of Shares, Vested, outstanding at end of year
Weighted Average Exercise Price, outstanding, at end of year			$ 0.45
Number of Shares, Unvested, Granted				2,399,997
Number of Shares, Vested, Granted
Weighted Average Exercise Price, Granted				$ 0.45
Number of Shares, Unvested, Forfeited			(2,399,997)
Number of Shares, Vested, Forfeited
Number of Shares, Unvested, outstanding at end of year				2,399,997
Number of Shares, Vested, outstanding at end of year
Weighted Average Exercise Price, outstanding, at end of year				$ 0.45